Share-based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payments (Textual)
Weighted average fair value of options granted		$ 600
Weighted average fair value of options granted price	$ 1.04
Minimum [Member]
Share-based Payments (Textual)
Exercise prices for options outstanding	0.73	0.74	$ 0.71
Maximum [Member]
Share-based Payments (Textual)
Exercise prices for options outstanding	$ 3.64	$ 3.70	$ 3.54